Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Dividends payments to Methanex Corporation shareholders (in usd per share)	$ 1.320	$ 1.175